CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 922,201	$ 126,341	¥ 1,018,139	¥ 985,517
Cost of revenues	282,048	38,640	296,868	294,343
Research and development expenses	247,757	33,943	257,546	313,481
Sales and marketing expenses	221,230	30,308	199,504	156,916
General and administrative expenses	99,254	13,598	104,334	109,195
Related Party
Revenues	996	137	1,388	1,224
Cost of revenues	2,735	375	5,277	4,708
Research and development expenses	13,718	1,879	16,264	18,293
Sales and marketing expenses	6,021	825	5,370	4,549
General and administrative expenses	¥ 2,833	$ 388	¥ 3,534	¥ 3,455